UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 173,764	$ 161,405	$ 196,804
Prepaid expenses		77,250	304,077	43,214
Total current assets		251,014	465,482	240,018
Marketable securities held in Trust Account		129,127,500	162,019,909	159,718,098
Total assets		129,378,514	162,485,391	159,958,116
Current liabilities:
Accounts payable		497,644	121,516	108,292
Accrued expenses		678,891	30,610	6,500
Convertible note payable - related party		1,500,000	750,000
Promissory note - related party		1,000,000
Franchise tax payable		30,050	40,000	200,000
Income tax payable		96,850
Total current liabilities		3,803,435	942,126	314,792
Deferred tax liability			128,105
Deferred underwriting commissions		5,433,750	5,433,750	5,433,750
Total liabilities		9,237,185	6,503,981	5,748,542
Class A common stock, $0.0001 par value; 10,893,219 and 14,461,820 shares subject to possible redemption at $10.57 and $10.44 per share at September 30, 2020 and December 31, 2019, respectively		115,141,325	150,981,401	149,209,569
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at September 30, 2020 and December 31, 2019, respectively
Additional paid-in capital		3,881,645	2,757,412	4,529,248
Retained earnings		1,117,838	2,242,103	470,267
Total stockholders' equity		5,000,004	5,000,009	5,000,005	$ (97,583)
Total Liabilities and Stockholders' Equity		129,378,514	162,485,391	159,958,116
Landsea Homes [Member]
Current assets:
Cash and cash equivalents		84,857,000	154,043,000	99,865,000	19,030,000
Cash held in escrow		7,503,000	8,836,000	1,704,000
Restricted cash		2,001,000	2,335,000	19,724,000	10,036,000
Real estate inventories (including related party interest of $21,366 and $24,405, respectively)		728,155,000	598,179,000	580,473,000
Real estate inventories not owned				66,680,000
Due from affiliates		2,506,000	432,000	1,877,000
Investment in and advances to unconsolidated joint ventures (including related party interest of $1,563 and $2,466, respectively)		26,727,000	42,956,000	61,098,000
Notes receivable from lot sales	[1]		25,000	17,475,000
Goodwill		20,707,000	5,315,000
Other assets		40,748,000	27,096,000	15,745,000
Total assets		913,204,000	839,217,000	864,641,000
Current liabilities:
Accounts payable		36,998,000	16,490,000	34,466,000
Accrued expenses and other liabilities		49,211,000	48,046,000	50,699,000
Due to affiliates		1,447,000	1,347,000	1,499,000
Notes and other debts payable, net		309,159,000	189,964,000	191,154,000
Liabilities from real estate inventories not owned				41,667,000
Total liabilities		396,815,000	255,847,000	319,485,000
Stockholders' Equity:
Common stock value
Additional paid-in capital		493,746,000	524,516,000	508,823,000
Retained earnings		21,340,000	40,962,000	23,762,000
Total stockholders' equity		515,086,000	565,478,000	532,585,000
Noncontrolling interests		1,303,000	17,892,000	12,571,000
Total equity		516,389,000	583,370,000	545,156,000
Total Liabilities and Stockholders' Equity		913,204,000	839,217,000	864,641,000
LS Boston Point LLC [Member]
Current assets:
Cash and cash equivalents			94,737	52,583	44,580
Investment in and advances to unconsolidated joint ventures (including related party interest of $1,563 and $2,466, respectively)			225,000	9,838,556	35,148,867
Total assets			319,737	9,891,139	35,193,447
Current liabilities:
Accounts payable				120,522
Accrued expenses			20,000	20,000	20,000
Due to affiliates			2,859	2,859	49,245
Total liabilities			22,859	143,381	69,245
Stockholders' Equity:
Total stockholders' equity			296,878	9,747,758	35,124,202
Total Liabilities and Stockholders' Equity			319,737	9,891,139	35,193,447
Common Stock Class A
Stockholders' Equity:
Common stock value		133	106	102
Total stockholders' equity		133	106	102
Common Stock Class B
Stockholders' Equity:
Common stock value		388	388	388
Total stockholders' equity		$ 388	$ 388	$ 388	$ 388

[1]	Carrying amount approximates fair value due to short-term nature.